Reporting Entity - Summary of Consolidated Subsidiaries (Parenthetical) (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
LG Display High-Tech (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership		70.00%	[1]	70.00%
Contribution from non controlling interest		₩ 172,966
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[2]	100.00%
Cash contribution for capital increase in consolidated subsidiaries		₩ 7,242

[1]	For the year ended December 31, 2020, non-controlling shareholders contributed W172,966 million in cash for the stocks issued by LG Display High-Tech (China) Co., Ltd. (“LGDCO”). The Group’s ownership percentage in LGDCO decreased from 75% to 70% as a result.
[2]	For the year ended December 31, 2020, the Controlling Company contributed W7,242 million in cash for the capital increase by LG DISPLAY FUND I LLC. There was no change in the Controlling Company’s ownership percentage in LG DISPLAY FUND I LLC as a result of this additional investment.